Discontinued Operations - Summarizes Income Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 04, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations after disposal		$ 1	$ 434
Sound Solutions Business [Member]
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			140
Costs and expenses			(116)
Income attributable to discontinued operations			24
Provision for income taxes			(4)
Income attributable to discontinued operations, net of taxes, before disposal			20
Gain on disposal of discontinued operations (net of taxes)	414	1	414
Income from discontinued operations after disposal		$ 1	$ 434